Acquisition of Apple Bidco Limited - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Detail) - USD ($)	Dec. 31, 2020	Feb. 28, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill	$ 75,300,000		$ 75,300,000
APR Energy [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 36,700,000
Inventory		40,900,000
Acquisition related assets		96,400,000
Accounts receivable		49,100,000
Other current assets		9,100,000
Property, plant and equipment		447,200,000
Intangible assets		27,400,000
Deferred tax assets		16,600,000
Other assets		13,900,000
Goodwill		117,900,000
Total assets acquired		855,200,000
Accounts payable and accrued liabilities		92,500,000
Income tax payable		106,500,000
Other current liabilities		17,200,000
Long-term debt (including current and non-current portions)		311,600,000
Deferred tax liabilities		1,000,000.0
Other long-term liabilities		38,700,000
Net assets acquired		287,700,000
As Originally Reported [Member] | APR Energy [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		36,700,000
Inventory		54,400,000
Acquisition related assets		65,000,000.0
Accounts receivable		41,400,000
Other current assets		7,900,000
Property, plant and equipment		597,300,000
Intangible assets		35,400,000
Deferred tax assets		23,500,000
Other assets		13,900,000
Goodwill		0
Total assets acquired		875,500,000
Accounts payable and accrued liabilities		91,300,000
Income tax payable		104,000,000.0
Other current liabilities		17,200,000
Long-term debt (including current and non-current portions)		311,600,000
Deferred tax liabilities		7,000,000.0
Other long-term liabilities		51,000,000.0
Net assets acquired		293,400,000
Adjustments [Member] | APR Energy [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		0
Inventory		(13,500,000)
Acquisition related assets		31,400,000
Accounts receivable		7,700,000
Other current assets		1,200,000
Property, plant and equipment		(150,100,000)
Intangible assets		(8,000,000.0)
Deferred tax assets		(6,900,000)
Other assets		0
Goodwill		117,900,000
Total assets acquired		(20,300,000)
Accounts payable and accrued liabilities		1,200,000
Income tax payable		2,500,000
Other current liabilities		0
Long-term debt (including current and non-current portions)		0
Deferred tax liabilities		(6,000,000.0)
Other long-term liabilities		(12,300,000)
Net assets acquired		$ (5,700,000)